Share-based compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Dividend yield	0.00%	0.00%	0.00%
Employee Stock Option
Share-based compensation
Risk-free interest rate, minimum	3.88%	3.45%	1.87%
Risk-free interest rate, maximum			3.75%
Expected volatility, minimum	57.25%	56.55%	55.99%
Expected volatility, maximum			56.79%
Weighted average expected volatility	57.25%	56.55%	56.15%
Minimum | Employee Stock Option
Share-based compensation
Expected exercise multiple	¥ 2.5	¥ 2.5	¥ 2.2
Maximum | Employee Stock Option
Share-based compensation
Expected exercise multiple	¥ 2.8		¥ 2.8